Debt (Debt Repayment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2014	$ 2,494
2015	600
2016	0
2017	1,250
2018	0
Thereafter	2,050
Long-term Debt, Excluding Fair Value Adjustment and Unamortized Discount	6,394
Debt Issuance Costs, Line of Credit Arrangements, Gross	23	$ 27
Long-term Debt, Fair Value Adjustment and Unamortized Discount	(7)
Long-term debt	$ 6,364